Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
Schedule of Stock Options Roll Forward
	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2020	3,250,000	$0.09
Granted	-	-
Exercised	-	-
Cancelled / forfeited	(25,000)	0.16
Balance, September 30, 2021	3,250,000	$0.09	$-

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Balance, January 1, 2019	4,190,000	$0.16
Granted	1,500,000	0.04
Exercised	-	-
Cancelled / forfeited	-	-
Balance, December 31, 2019	5,690,000	$0.13	$-
Granted	-	-
Cancelled / forfeited	(2,440,000)	0.19
Balance, December 31, 2020	3,250,000	$0.09	$-
Vested as of December 31, 2020	3,250,000	$0.09	$-
Unvested as of December 31, 2020	-	$-	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
	Outstanding			Exercisable
Range of exercise prices	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares	Weighted average exercise price

$0.04	1,500,000	2.6	0.04	1,500,000	0.04
$0.08	250,000	1.0	0.08	250,000	0.08
$0.13	1,425,000	0.6	0.13	1,425,000	0.13
$0.16	50,000	0.0	0.16	50,000	0.16
	3,250,000	1.8	$0.09	3,250,000	$0.09

	Outstanding			Exercisable
Range of exercise prices	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of shares	Weighted average exercise price

$0.04	1,500,000	3.4	0.04	1,500,000	0.04
$0.08	250,000	1.8	0.08	250,000	0.08
$0.13	1,425,000	1.4	0.13	1,425,000	0.13
$0.16	75,000	0.7	0.16	75,000	0.16
	3,250,000	2.3	$0.09	3,250,000	$0.09